SHARE CAPITAL - Number of shares (Details) ₽ in Millions		1 Months Ended		12 Months Ended
	Nov. 09, 2021 shares	Nov. 30, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 € / shares shares	Aug. 31, 2021 € / shares shares	Dec. 31, 2020 shares
Number of ordinary shares authorized | shares					130,000,000		66,366,961
Number of ordinary shares issued and fully paid | shares					69,871,511	56,797,500	59,433,100
Par value of shares | € / shares					€ 0.0004	€ 0.0004
Changes in equity
Balance at beginning (in shares) | shares				59,433,100
Balance at beginning				₽ (872)
Issue of shares in the private placement (in shares) | shares			5,566,900	5,566,900
Issue of shares in the IPO (in shares) | shares	4,042,400	4,042,400		4,042,400
Issue of shares under the phantom share program (in shares) | shares				829,111
Effect arising from the share split				₽ 2
Balance at ending (in shares) | shares				69,871,511
Balance at ending				₽ 3,872
Share capital
Changes in equity
Balance at beginning				0
Effect arising from the share split				2
Balance at ending				2
Share premium
Changes in equity
Balance at beginning				125
Issue of shares in the private placement				2,291
Issue of shares in the IPO				4,624
Issue of shares under the phantom share program				966
Transaction costs				(392)
Balance at ending				₽ 7,614